Stock Compensation - Schedule of Estimate Fair Value of Stock Options Granted (Detail) (Employee Stock Options [Member])	6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected stock price volatility	40.00%	44.00%	44.00%	48.00%	48.00%
Risk-free interest rate	2.10%	2.30%	2.30%	1.20%	1.70%
Dividend yield	0.86%	0.84%	0.84%	0.81%	0.87%
Weighted Average [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average expected option life (years)	8 years	8 years	8 years	8 years	8 years